Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000219258 [Member] | California Infrastructure And Economic Development Bank RB 12 00 01 01 65 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000219258 [Member] | Port of Beaumont Navigation District RB 10 00 07 01 26 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000219258 [Member] | Southeast Energy Authority A Cooperative District RB 5 00 01 01 56 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000219258 [Member] | City of Philadelphia Water And Wastewater Revenue RB Series A 5 00 10 01 42 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000219258 [Member] | New York Transportation Development Corp RB AMT 5 00 07 01 46 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000219258 [Member] | California Municipal Finance Authority RB AMT 4 00 07 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000219258 [Member] | Commonwealth of Puerto Rico Notes 1 00 11 01 51 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
C000219258 [Member] | New York Transportation Development Corp RB AMT 5 25 08 01 31 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000219258 [Member] | City And County of Denver Colorado RB AMT 5 00 10 01 32 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000219258 [Member] | University of Vermont And State Agricultural College RB 5 00 10 01 40 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000219258 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	51.70%	[1],[2]
C000219258 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1],[2]
C000219258 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[1],[2]
C000219258 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[1],[2]
C000219258 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[1],[2]
C000219258 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1],[2]
C000219258 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
C000219258 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
C000225367 [Member] | Colorado State Education Loan Program 5 00 06 30 26 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[3]
C000225367 [Member] | Conroe Independent School District GO 5 00 02 15 43 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000225367 [Member] | State of Connecticut Special Tax Revenue RB 5 00 07 01 40 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000225367 [Member] | Commonwealth of Pennsylvania GO 5 00 04 01 42 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000225367 [Member] | Minnesota Housing Finance Agency 6 00 01 01 53 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000225367 [Member] | Tennessee Energy Acquisition Corp RB 5 00 11 01 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000225367 [Member] | California Community Choice Financing Authority RB 5 00 10 01 56 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000225367 [Member] | Massachusetts Clean Water Trust The 5 00 02 01 43 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000225367 [Member] | State Public School Building Authority RB 5 00 06 01 32 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[3]
C000225367 [Member] | Matagorda County Navigation District No 1 4 00 06 01 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000225367 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3],[4]
C000225367 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3],[4]
C000225367 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[3],[4]
C000225367 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[3],[4]
C000225367 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%	[3],[4]
C000225367 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%	[3],[4]
C000225367 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[3],[4]
C000238207 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000238207 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	60.40%	[5]
C000238207 [Member] | One to 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%	[5]
C000238207 [Member] | Zero to 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000238207 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[5],[6]
C000238207 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.40%	[5],[6]
C000238207 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%	[5],[6]
C000238207 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[5],[6]
C000238207 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5],[6]
C000238207 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6],[7]
C000238207 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5],[6]
C000238207 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[5],[6]
C000239899 [Member] | Serenity Peace Park Clo Ltd 5 25 10 24 38 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[8]
C000239899 [Member] | OHA Credit Funding 7 Ltd 4 95 07 19 38 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000239899 [Member] | BlueMountain CLO XXXV Ltd 5 09 10 22 37 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[8]
C000239899 [Member] | Warwick Capital CLO 1 Ltd 4 95 10 20 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[8]
C000239899 [Member] | OHA Credit Funding 3 Ltd 4 99 01 20 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[8]
C000239899 [Member] | Sandstone Peak II Ltd 5 08 07 20 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000239899 [Member] | Barings CLO Ltd 5 11 10 15 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000239899 [Member] | AIMCO CLO 10 Ltd 5 08 07 22 37 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000239899 [Member] | RAD CLO 27 Ltd 4 99 01 15 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[8]
C000239899 [Member] | CBAMR Ltd 4 95 10 20 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[8]
C000239899 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[8]
C000239899 [Member] | One to 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[8]
C000239899 [Member] | Ten to 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	93.40%	[8]
C000242803 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[9],[10]
C000242803 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[9],[10]
C000242803 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[9],[10]
C000242803 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[9],[10]
C000242803 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[9],[10]
C000242803 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[9],[10]
C000242803 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[9],[10]
C000242803 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[10],[11]
C000242803 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9],[10]
C000242803 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[9],[10]
C000242803 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[10],[11]
C000242803 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(8.20%)	[9]
C000242803 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[11]
C000242803 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[11]
C000242803 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9]
C000242803 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[9]
C000242803 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[9]
C000242803 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[9]
C000242803 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%	[9]
C000242803 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[9]
C000242803 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[11]
C000242803 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[11]
C000242803 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[9]
C000242803 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[9]
C000242862 [Member] | Bay Area Toll Authority VRDN 2 85 02 03 26 [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[12]
C000242862 [Member] | City of Modesto Water Revenue COP VRDN 1 80 02 07 26 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[12]
C000242862 [Member] | Municipal Water District of Orange County Water Facilities Corp COP VRDN 1 51 02 07 26 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[12]
C000242862 [Member] | Metropolitan Water District of Southern California VRDN 1 50 02 07 26 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[12]
C000242862 [Member] | Southern California Public Power Authority RB 5 00 09 01 30 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[12]
C000242862 [Member] | Pasadena California GO VRDN 3 20 02 03 26 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[12]
C000242862 [Member] | State of California GO VRDN 1 38 02 07 26 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[12]
C000242862 [Member] | California Community Choice Financing Authority RB 5 00 08 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[12]
C000242862 [Member] | California Public Finance Authority VRDN 2 70 02 03 26 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[12]
C000242862 [Member] | San Diego Public Facilities Financing Authority RB VRDN 2 36 02 07 26 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[12]
C000242862 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[12],[13]
C000242862 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[12],[13]
C000242862 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[12],[13]
C000242862 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	64.70%	[12],[13]
C000242862 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[12],[13]
C000246586 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%	[14]
C000246586 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%	[14]
C000246586 [Member] | One to 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[14]
C000246586 [Member] | Zero to 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[14]
C000246586 [Member] | Ten to 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[14]
C000246586 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[14]
C000246586 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[14],[15]
C000246586 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[14],[15]
C000246586 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[14],[15]
C000246586 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[14],[15]
C000246586 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[14],[15]
C000246586 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[14],[15]
C000246586 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.70%	[14],[15]
C000246586 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[14],[15],[16]
C000246586 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[14],[15]
C000246586 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[14],[15]
C000246586 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[14],[15]
C000255648 [Member] | OHA Credit Partners XIV Ltd 6 52 07 21 37 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[17]
C000255648 [Member] | Palmer Square CLO Ltd 6 32 01 15 38 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[17]
C000255648 [Member] | GoldenTree Loan Management U S CLO 10 Ltd 6 77 10 20 37 [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[17]
C000255648 [Member] | Apidos CLO L 6 47 01 20 38 [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[17]
C000255648 [Member] | Birch Grove CLO 11 Ltd 6 77 01 22 38 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[17]
C000255648 [Member] | Golub Capital Partners CLO 58B R Ltd 6 57 10 25 37 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[17]
C000255648 [Member] | GoldenTree Loan Management U S CLO 17 Ltd 6 47 01 20 39 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[17]
C000255648 [Member] | Golub Capital Partners CLO 74 B Ltd 6 87 07 25 37 [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[17]
C000255648 [Member] | Palmer Square CLO Ltd 6 32 01 20 38 [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[17]
C000255648 [Member] | Ballyrock CLO 28 Ltd 6 47 01 20 38 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[17]
C000255648 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[17]
C000255648 [Member] | Ten to 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	95.90%	[17]

[1]	Excludes money market funds.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.
[4]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[5]	Excludes money market funds.
[6]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	Rounds to less than 0.1%.
[8]	Excludes money market funds.
[9]	Excludes money market funds.
[10]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	Rounds to less than 0.1%.
[12]	Excludes money market funds.
[13]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[14]	Excludes money market funds.
[15]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[16]	Rounds to less than 0.1%.
[17]	Excludes money market funds.